Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Douglas L. Kennedy (1)	Compensation Actually Paid to Douglas Kennedy (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1), (2), (3)	Value of Initial Fixed $100 Investment based on: (4)		Net Income (In Millions)	Diluted EPS Compared to Peer Group (percentile) (5)
					Company TSR	Peer Group TSR
2022	$3,070,048	$3,239,967	$1,380,828	$1,416,241	$123.13	$116.10	$74.2	87.5%
2021	$2,523,657	$3,753,878	$1,103,177	$1,711,909	$116.44	$124.74	$56.6	80.8
2020	$2,214,020	$2,499,668	$1,016,938	$1,118,518	$74.39	$91.29	$26.2	13.3

1.
Douglas L. Kennedy was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented were Jeffrey J. Carfora, John P. Babcock, Robert A. Plante, and Gregory M. Smith.
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
4.
The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW NASDAQ Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
5.
We determined Diluted EPS Growth Compared to Peer Group to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Year	Summary Compensation Table Total for Douglas L. Kennedy	Exclusion of Stock Awards for Douglas L. Kennedy	Inclusion of Equity Values for Douglas L. Kennedy	Compensation Actually Paid to Douglas L. Kennedy
2022	$3,070,048	$(1,352,326)	$1,522,245	$3,239,967
2021	$2,523,657	$(886,108)	$2,116,329	$3,753,878
2020	$2,214,020	$(910,442)	$1,196,090	$2,499,668

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,380,828	$(640,835)	$676,248	$1,416,241
2021	$1,103,177	$(391,044)	$999,776	$1,711,909
2020	$1,016,938	$(416,204)	$517,784	$1,118,518

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas L. Kennedy	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas L. Kennedy	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas L. Kennedy	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Douglas L. Kennedy	Total - Inclusion of Equity Values for Douglas L. Kennedy
2022	$1,351,222	$154,595	$-	$16,428	$-	$-	$1,522,245
2021	$987,666	$783,237	$-	$345,426	$-	$-	$2,116,329
2020	$1,495,522	$(289,016)	$-	$(10,416)	$-	$-	$1,196,090

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	$600,785	$75,423	$-	$40	$-	$-	$676,248
2021	$445,107	$406,890	$-	$147,779	$-	$-	$999,776
2020	$686,662	$(146,704)	$-	$(22,174)	$-	$-	$517,784

Company Selected Measure Name	Diluted EPS Growth Compared to Peer Group
Named Executive Officers, Footnote [Text Block]	Douglas L. Kennedy was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented were Jeffrey J. Carfora, John P. Babcock, Robert A. Plante, and Gregory M. Smith.
Peer Group Issuers, Footnote [Text Block]
4.
The Peer Group TSR set forth in this table utilizes the KBW NASDAQ Regional Banking Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KBW NASDAQ Regional Banking Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 3,070,048	$ 2,523,657	$ 2,214,020
PEO Actually Paid Compensation Amount	$ 3,239,967	3,753,878	2,499,668
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table

Year	Summary Compensation Table Total for Douglas L. Kennedy	Exclusion of Stock Awards for Douglas L. Kennedy	Inclusion of Equity Values for Douglas L. Kennedy	Compensation Actually Paid to Douglas L. Kennedy
2022	$3,070,048	$(1,352,326)	$1,522,245	$3,239,967
2021	$2,523,657	$(886,108)	$2,116,329	$3,753,878
2020	$2,214,020	$(910,442)	$1,196,090	$2,499,668
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas L. Kennedy	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas L. Kennedy	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas L. Kennedy	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas L. Kennedy	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Douglas L. Kennedy	Total - Inclusion of Equity Values for Douglas L. Kennedy
2022	$1,351,222	$154,595	$-	$16,428	$-	$-	$1,522,245
2021	$987,666	$783,237	$-	$345,426	$-	$-	$2,116,329
2020	$1,495,522	$(289,016)	$-	$(10,416)	$-	$-	$1,196,090

Non-PEO NEO Average Total Compensation Amount	$ 1,380,828	1,103,177	1,016,938
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,416,241	1,711,909	1,118,518
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,380,828	$(640,835)	$676,248	$1,416,241
2021	$1,103,177	$(391,044)	$999,776	$1,711,909
2020	$1,016,938	$(416,204)	$517,784	$1,118,518

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
2022	$600,785	$75,423	$-	$40	$-	$-	$676,248
2021	$445,107	$406,890	$-	$147,779	$-	$-	$999,776
2020	$686,662	$(146,704)	$-	$(22,174)	$-	$-	$517,784

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between Compensation Actually Paid and Diluted EPS

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Diluted EPS during the three most recently completed fiscal years.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

•
Pre-Tax Income Before Provision for Credit Losses Compared to Budget/Target
•
Diluted Earnings per Share (EPS) Compared to Budget
•
Diluted Earnings per Share (EPS) Growth Compared to Peer Group
•
Liquidity (Cash & Securities / Total Assets) Compared to Peer Group
•
Liquidity (Loan / Deposit Ratio) Compared to Peer Group
•
Credit Quality (Allowance for Credit Losses / Total Loans) Compared to Peer Group
•
Credit Quality (Non-Performing Assets / Total Assets) Compared to Peer Group

Total Shareholder Return Amount	$ 123.13	116.44	74.39
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 74,200,000	$ 56,600,000	$ 26,200,000
Company Selected Measure Amount	0.875	0.808	0.133
PEO Name	Douglas L. Kennedy	Douglas L. Kennedy	Douglas L. Kennedy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings per Share (EPS) Compared to Budget
Non-GAAP Measure Description [Text Block]
5.
We determined Diluted EPS Growth Compared to Peer Group to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income Before Provision for Credit Losses Compared to Budget/Target
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings per Share (EPS) Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Liquidity (Cash & Securities / Total Assets) Compared to Peer Group
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Liquidity (Loan / Deposit Ratio) Compared to Peer Group
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Credit Quality (Allowance for Credit Losses / Total Loans) Compared to Peer Group
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Credit Quality (Non-Performing Assets / Total Assets) Compared to Peer Group
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,352,326)	$ (886,108)	$ (910,442)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,522,245	2,116,329	1,196,090
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,351,222	987,666	1,495,522
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,595	783,237	(289,016)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,428	345,426	(10,416)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(640,835)	(391,044)	(416,204)
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	676,248	999,776	517,784
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	600,785	445,107	686,662
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,423	406,890	(146,704)
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 40	$ 147,779	$ (22,174)